OTHER ASSETS - THIRD PARTIES (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
OTHER ASSETS - THIRD PARTIES
Prepayments for purchase of property, plant and equipment	¥ 560,182,033		¥ 467,848,176
Refund receivable of U.S. countervailing duties and anti-dumping duties	427,796,666
Deferred losses related to sale-leaseback transactions before January 1, 2019 (note 20)	183,566,444		217,127,346
Deposit for rent and others	170,335,718		67,283,761
Prepayment for warranty insurance premium	111,611,828		121,339,137
Value-added tax recoverable for solar power plants			30,217,620
Prepayment of income tax attributable to intercompany transactions	13,199,456		8,394,367
Total	¥ 1,466,692,145	$ 210,677,145	¥ 912,210,407